FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial instruments by category

Financial instruments by category

As of December 31, 2017

				Initial designation
Assets	Loans		Held	as fair value
	and	Hedge	for	through
	receivables	derivatives	trading	profit and loss	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,112,346	-	-	29,658	1,142,004
Other financial assets, current (*)	23,918	62,348	1,421	472,232	559,919
Trade and others accounts receivable, current	1,214,050	-	-	-	1,214,050
Accounts receivable from related entities, current	2,582	-	-	-	2,582
Other financial assets, non current (*)	87,077	519	494	-	88,090
Accounts receivable, non current	6,891	-	-	-	6,891
Total	2,446,864	62,867	1,915	501,890	3,013,536

Liabilities	Other	Held
	financial	Hedge
	liabilities	derivatives	Total
	ThUS$	ThUS$	ThUS$

Other liabilities, current	1,288,749	12,200	1,300,949
Trade and others accounts payable, current	1,695,202	-	1,695,202
Accounts payable to related entities, current	760	-	760
Other financial liabilities, non-current	6,602,891	2,617	6,605,508
Accounts payable, non-current	498,832	-	498,832
Total	10,086,434	14,817	10,101,251

(*)        The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.

As of December 31, 2016

				Initial designation
Assets	Loans		Held	as fair value
	and	Hedge	for	through
	receivables	derivatives	trading	profit and loss	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	933,805	-	-	15,522	949,327
Other financial assets, current (*)	164,426	11,411	-	536,991	712,828
Trade and others accounts receivable, current	1,107,889	-	-	-	1,107,889
Accounts receivable from related entities, current	554	-	-	-	554
Other financial assets, non current (*)	101,603	-	522	-	102,125
Accounts receivable, non current	8,254	-	-	-	8,254
Total	2,316,531	11,411	522	552,513	2,880,977

Liabilities	Other	Held
	financial	Hedge
	liabilities	derivatives	Total
	ThUS$	ThUS$	ThUS$

Other liabilities, current	1,814,647	24,881	1,839,528
Trade and others accounts payable, current	1,593,068	-	1,593,068
Accounts payable to related entities, current	269	-	269
Other financial liabilities, non-current	6,790,273	6,679	6,796,952
Accounts payable, non-current	359,391	-	359,391
Total	10,557,648	31,560	10,589,208

(*)      The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.

Schedule of financial instruments by currency

Financial instruments by currency

a)     Assets

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Cash and cash equivalents	1,142,004	949,327
Argentine peso	12,135	7,871
Brazilian real	106,499	97,401
Chilean peso	81,845	30,758
Colombian peso	7,264	4,336
Euro	11,746	1,695
US Dollar	882,114	780,124
Other currencies	40,401	27,142
Other financial assets (current and non-current)	648,009	814,953
Argentine peso	297	337
Brazilian real	475,810	686,501
Chilean peso	26,679	668
Colombian peso	1,928	1,023
Euro	7,853	6,966
US Dollar	133,431	117,346
Other currencies	2,011	2,112
Trade and other accounts receivable, current	1,214,050	1,107,889
Argentine peso	49,958	82,770
Brazilian real	635,890	551,260
Chilean peso	83,415	92,791
Colombian peso	3,249	16,454
Euro	48,286	21,923
US Dollar	257,324	312,394
Other currencies (*)	135,928	30,297
Accounts receivable, non-current	6,891	8,254
Brazilian real	4	4
Chilean peso	6,887	8,250
Accounts receivable from related entities, current	2,582	554
Brazilian real	2	-
Chilean peso	735	554
US Dollar	1,845	-
Total assets	3,013,536	2,880,977
Argentine peso	62,390	90,978
Brazilian real	1,218,205	1,335,166
Chilean peso	199,561	133,021
Colombian peso	12,441	21,813
Euro	67,885	30,584
US Dollar	1,274,714	1,209,864
Other currencies	178,340	59,551

(*)     See the composition of the others currencies in Note 8 Trade, other accounts receivable and non-current accounts receivable.